Employee Benefits - Summary of Fair Value of Plan Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure of fair value of plan assets [line items]
Publicly-traded fixed income securities	$ 76.8	$ 80.0
Other	63.2	56.6
Total	292.9	286.0
Canadian equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	58.2	64.1
Foreign equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	$ 94.7	$ 85.3